5. CAPITALIZED PRODUCTION COSTS, ACCOUNTS RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 532,866	$ 17,278	$ 9,395,625	$ 3,100,834
Capitalized production costs	4,242,096		4,654,013	15,170,768
Revenues earned	532,866
Amortized capitalized production costs	517,303
Fair value of the capitalized production	2,000,000
Motion picture capital	230,000		215,000
Ending balance	43,760,652	$ 4,189,930
Net of accumulated amortization	251,444		249,083
Allowance for doubtful accounts	235,000
Accounts receivable related to entertainment	1,706,644
Other current assets	382,755		2,665,781	2,827,131
Tax incentives	$ 0		2,060,883
Impairment of deferred capitalized production costs				648,525
Revenue from foreign sales				2,929,518
Receivables and other current assets			6,334,427	2,827,131
Web Series
Revenues				2,929,518
Deferred production costs			2,439	1,642,120
Motion Picture
Revenues			9,367,222	101,555
Capitalized production costs			4,189,930	$ 14,893,329
Impairment of deferred capitalized production costs			$ 2,000,000
Digital Member
Distribution fees percentage	50.00%	50.00%
Accounts Receivables
Ending balance	$ 1,716,219	$ 3,668,646